Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not have a formal policy for the timing of equity award grants. Beginning in 2018, our compensation committee determined to initiate a practice of granting equity awards to our executive officers annually in the first half of the year, although grants may occur at other times during the year, including for new hires, promotions, to address special retention needs or otherwise as determined appropriate by the compensation committee. We do not have a program, plan or practice to time our equity grants in coordination with the release of material, non-public information. We currently grant equity awards to the NEOs under the 2023 Plan
Award Timing Method	We do not have a formal policy for the timing of equity award grants. Beginning in 2018, our compensation committee determined to initiate a practice of granting equity awards to our executive officers annually in the first half of the year, although grants may occur at other times during the year, including for new hires, promotions, to address special retention needs or otherwise as determined appropriate by the compensation committee. We do not have a program, plan or practice to time our equity grants in coordination with the release of material, non-public information
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a program, plan or practice to time our equity grants in coordination with the release of material, non-public information
MNPI Disclosure Timed for Compensation Value	true